Equity - Incentive shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Shares lock-up period	10 years
Number of incentive Shares	5,321,769
Number of shares granted for incentive shares for lock - up - period	162,152	325,407